Interest Income (Expense), Net (Tables)	12 Months Ended
Dec. 31, 2025
Banking and Thrift, Interest [Abstract]
Summary of Interest Income (Expense), Net	Interest income, net consisted of the following:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Income	223	303	226
Expense	(55)	(85)	(55)
Total	168	218	171